Variable Interest Entity (Tables)	12 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Assets and Liabilities of Profarma
The following assets and liabilities of Profarma are included in the Company’s Consolidated Balance Sheet for the periods indicated:

	September 30,
(in thousands)	2025	2024
Cash and cash equivalents	$70,796	$58,082
Accounts receivables, net	260,759	236,930
Inventories	303,480	259,299
Prepaid expenses and other	55,981	68,612
Property and equipment, net	65,410	49,869
Other intangible assets	53,861	58,116
Other long-term assets	99,519	83,765
Total assets	$909,806	$814,673

Accounts payable	$349,876	$307,201
Accrued expenses and other	71,383	56,597
Short-term debt	116,361	76,308
Long-term debt	65,390	91,246
Deferred income taxes	11,986	19,227
Other long-term liabilities	75,132	61,690
Total liabilities	$690,128	$612,269